Segmented Information - Information by Reportable Segment (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Segment Reporting Information [Line Items]
Revenue	$ 11,517	$ 11,043
Energy supply costs	3,771	3,952
Operating expenses	2,889	2,683
Depreciation and amortization	1,773	1,668
Operating income	3,084	2,740
Other income, net	291	165
Finance charges	1,305	1,102
Income tax expense	360	289
Net earnings	1,710	1,514
Non-controlling interests	137	120
Preference share dividends	67	64
Net earnings attributable to common equity shareholders	1,506	1,330
Additions to property, plant and equipment and intangible assets	4,169	3,865
Goodwill	12,184	12,464	$ 11,720
Total assets	65,920	64,252
Intersegment Eliminations
Segment Reporting Information [Line Items]
Revenue	0	0
Energy supply costs	0	0
Operating expenses	0	0
Depreciation and amortization	0	0
Operating income	0	0
Other income, net	0	0
Finance charges	0	0
Income tax expense	0	0
Net earnings	0	0
Non-controlling interests	0	0
Preference share dividends	0	0
Net earnings attributable to common equity shareholders	0	0
Additions to property, plant and equipment and intangible assets	0	0
Goodwill	0	0
Total assets	(34)	(12)
Regulated | Operating Segments
Segment Reporting Information [Line Items]
Revenue	11,433	10,892
Energy supply costs	3,771	3,947
Operating expenses	2,817	2,623
Depreciation and amortization	1,764	1,649
Operating income	3,081	2,673
Other income, net	252	176
Finance charges	1,092	936
Income tax expense	441	356
Net earnings	1,800	1,557
Non-controlling interests	137	120
Preference share dividends	0	0
Net earnings attributable to common equity shareholders	1,663	1,437
Additions to property, plant and equipment and intangible assets	4,153	3,836
Goodwill	12,184	12,437
Total assets	65,553	63,221
Regulated | Operating Segments | ITC
Segment Reporting Information [Line Items]
Revenue	2,085	1,906
Energy supply costs	0	0
Operating expenses	494	481
Depreciation and amortization	416	385
Operating income	1,175	1,040
Other income, net	82	48
Finance charges	427	349
Income tax expense	208	184
Net earnings	622	555
Non-controlling interests	114	101
Preference share dividends	0	0
Net earnings attributable to common equity shareholders	508	454
Additions to property, plant and equipment and intangible assets	1,103	1,212
Goodwill	8,127	8,318
Total assets	24,269	23,478
Regulated | Operating Segments | UNS Energy
Segment Reporting Information [Line Items]
Revenue	3,006	2,758
Energy supply costs	1,290	1,213
Operating expenses	776	691
Depreciation and amortization	361	365
Operating income	579	489
Other income, net	49	22
Finance charges	145	127
Income tax expense	83	56
Net earnings	400	328
Non-controlling interests	0	0
Preference share dividends	0	0
Net earnings attributable to common equity shareholders	400	328
Additions to property, plant and equipment and intangible assets	916	709
Goodwill	1,830	1,873
Total assets	12,784	12,678
Regulated | Operating Segments | Central Hudson
Segment Reporting Information [Line Items]
Revenue	1,360	1,325
Energy supply costs	499	525
Operating expenses	601	571
Depreciation and amortization	113	104
Operating income	147	125
Other income, net	54	59
Finance charges	67	53
Income tax expense	29	28
Net earnings	105	103
Non-controlling interests	0	0
Preference share dividends	0	0
Net earnings attributable to common equity shareholders	105	103
Additions to property, plant and equipment and intangible assets	341	293
Goodwill	597	612
Total assets	5,371	5,131
Regulated | Operating Segments | FortisBC Energy
Segment Reporting Information [Line Items]
Revenue	1,955	2,084
Energy supply costs	760	1,055
Operating expenses	408	364
Depreciation and amortization	309	298
Operating income	478	367
Other income, net	34	22
Finance charges	163	146
Income tax expense	74	39
Net earnings	275	204
Non-controlling interests	1	1
Preference share dividends	0	0
Net earnings attributable to common equity shareholders	274	203
Additions to property, plant and equipment and intangible assets	593	589
Goodwill	913	913
Total assets	9,225	8,875
Regulated | Operating Segments | FortisAlberta
Segment Reporting Information [Line Items]
Revenue	738	680
Energy supply costs	0	0
Operating expenses	180	166
Depreciation and amortization	265	243
Operating income	293	271
Other income, net	6	5
Finance charges	125	110
Income tax expense	12	15
Net earnings	162	151
Non-controlling interests	0	0
Preference share dividends	0	0
Net earnings attributable to common equity shareholders	162	151
Additions to property, plant and equipment and intangible assets	608	510
Goodwill	228	228
Total assets	5,962	5,547
Regulated | Operating Segments | FortisBC Electric
Segment Reporting Information [Line Items]
Revenue	528	487
Energy supply costs	153	141
Operating expenses	127	133
Depreciation and amortization	96	67
Operating income	152	146
Other income, net	4	6
Finance charges	79	76
Income tax expense	9	12
Net earnings	68	64
Non-controlling interests	0	0
Preference share dividends	0	0
Net earnings attributable to common equity shareholders	68	64
Additions to property, plant and equipment and intangible assets	126	130
Goodwill	235	235
Total assets	2,715	2,596
Regulated | Operating Segments | Other Electric
Segment Reporting Information [Line Items]
Revenue	1,761	1,652
Energy supply costs	1,069	1,013
Operating expenses	231	217
Depreciation and amortization	204	187
Operating income	257	235
Other income, net	23	14
Finance charges	86	75
Income tax expense	26	22
Net earnings	168	152
Non-controlling interests	22	18
Preference share dividends	0	0
Net earnings attributable to common equity shareholders	146	134
Additions to property, plant and equipment and intangible assets	466	393
Goodwill	254	258
Total assets	5,227	4,916
Non-Regulated | Operating Segments | Corporate and Other
Segment Reporting Information [Line Items]
Revenue	84	151
Energy supply costs	0	5
Operating expenses	72	60
Depreciation and amortization	9	19
Operating income	3	67
Other income, net	39	(11)
Finance charges	213	166
Income tax expense	(81)	(67)
Net earnings	(90)	(43)
Non-controlling interests	0	0
Preference share dividends	67	64
Net earnings attributable to common equity shareholders	(157)	(107)
Additions to property, plant and equipment and intangible assets	16	29
Goodwill	0	27
Total assets	$ 401	$ 1,043